Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (1,760,124)	$ (299,310)	$ (385,924)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	17,700	0	5,900
Change in fair value of derivative liabilities	(112,746)	(13,314)	(33,204)
Note issued for financing cost	50,000	0
Debt discount	42,246	160,847	174,595
Shares issued for acquisition-related costs	819,105	0
Common shares issued for employee services	27,474	0
Common shares issued for third party services	198,469	0
Changes in operating assets and liabilities:
Prepaid expense	34,342	0
Accounts payable	69,894	58,437	105,943
Accrued expense	30,303	0
Net Cash Used in Operating Activities	(583,337)	(93,340)	(132,690)
Cash Flows from Investing Activities
Advances to related party	(52,037)	0
Acquisition of intangible assets	0	(35,000)	(150,000)
Net cash used in Investing Activities	(52,037)	(35,000)	(150,000)
Cash Flows from Financing Activities
Advances from (repayment to) stockholder	(14,983)	42,340	86,736
Sale of convertible notes payable			96,000
Proceeds from (repayment of) convertible notes payable	(41,000)	86,000	100,000
Proceeds from issuance of common shares	726,320	0
Net Cash Provided by Financing Activities	670,337	128,340	282,736
Net Change in Cash	34,963	0	46
Cash - beginning of the reporting period	46	0	0
Cash - end of the reporting period	35,009	0	46
Supplemental disclosure of cash flow information:
Interest paid	0	0	0
Income tax paid	0	0	$ 0
Non-cash Financing and Investing Activities
Fully vested, nonforfeitable shares issued to 3rd party for future services	137,370	0
Return of common shares for the forgiveness of advances from related party	$ 52,037	$ 0